Income Tax Expense - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Total losses available for carry forward					$ 110,500,000	$ 116,900,000
Effective income tax rate reconciliation at federal statutory income tax rate					35.00%
U.S.-sourced dividends and interest withholding tax					30.00%
Income tax expense	7,933,000	398,000	11,177,000	544,000
Reduction of income tax expense due to implementation of a global tax platform	(6,600,000)		(6,600,000)
Expense due to change in U.S. tax status
Income Taxes [Line Items]
Income tax expense			4,200,000
Debt prepayments
Income Taxes [Line Items]
Income tax expense			$ 2,600,000